Form N-1A Cover	Apr. 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON RESEARCH GROWTH FUND, INC.
Entity Central Index Key	0000030162
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 29, 2026
Prospectus Date	Jun. 30, 2025